3. Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligatons of states and political subdivisions	$ 23,436,091	$ (328,667)	$ 63,308,903	$ (4,082,022)	$ 86,744,994	$ (4,410,689)

Held to Maturity:
Obligatons of states and political subdivisions	400,812	(5,110)	--	--	400,812	(5,110)

Overall Total	$ 23,836,903	$ (333,777)	$ 63,308,903	$ (4,082,022)	$ 87,145,806	$ (4,415,799)

Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligatons of states and political subdivisions	$ 3,974,826	$ (14,298)	$ 26,715,587	$ (920,921)	$ 30,690,413	$ (935,219)
Mutual funds	1,565,216	(16,397)	-	-	1,565,216	(16,397)
	5,540,042	(30,695)	26,715,587	(920,921)	32,255,629	(951,616)
Held to Maturity:
Obligatons of states and political subdivisions	1,233,730	(17,189)	250,767	(4,195)	1,484,497	(21,384)

Overall Total	$ 6,773,772	$ (47,884)	$ 26,966,354	$ (925,116)	$ 33,740,126	$ (973,000)